Income tax (charge)/credit - Components of income tax expense (benefit) (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income tax (charge)/credit
Enhanced R&D intensive support		£ 3,122	£ 600	£ 5,892
Tax charge on RDEC	£ (1,264)		(2,346)
Adjustments for R&D tax relief of prior years				13,700
Total income tax (charge)/credit	£ (1,264)	£ 3,122	£ (1,746)	£ 19,592